Right-of-Use Assets and Leases (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Leases
Schedule of right-of-use assets

	December 31	December 31
($ millions)	2024	2023
Property, plant and equipment, net – excluding ROU assets	64 334	63 982
ROU assets	4 178	3 668
	68 512	67 650

The following table presents the ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At December 31, 2022	4 248
Additions and adjustments	423
Acquisition(1) (note 16)	1 425
Disposals(2)	(176)
Divestitures(1) (note 16)	(707)
Foreign exchange	(7)
At December 31, 2023	5 206
Additions and adjustments	963
Disposals(2)	(54)
Foreign exchange	28
At December 31, 2024	6 143

Accumulated provision
At December 31, 2022	(1 372)
Depreciation	(358)
Disposals(2)	94
Divestitures(1) (note 16)	96
Foreign exchange	2
At December 31, 2023	(1 538)
Depreciation	(444)
Disposals(2)	32
Foreign exchange	(15)
At December 31, 2024	(1 965)

Net ROU assets
At December 31, 2023	3 668
At December 31, 2024	4 178

(1)	In connection with both the 2023 Teck acquisition (note 16) and the 2023 TotalEnergies Canada step acquisition (note 16), Suncor was deemed to have divested of its pre-existing interest in Fort Hills, presented as divestments, and re-acquired it at fair value. As such, acquisitions include 100% of the fair value of ROU assets related to the TotalEnergies Canada acquisition, including the reevaluations of the existing working interest and the remaining capacity on a regional pipeline.
(2)	Disposals primarily relate to early lease terminations.